UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2015

Date of reporting period:	8/31/2014

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GOVERNMENT INCOME FUND

SEMIANNUAL REPORT • AUGUST 31, 2014

Fund Type

Government Bond

Objective

Seek high current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Government Income Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Government Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Government Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/14
	Six Months	One Year	Five Years	Ten Years
Class A	2.01%	4.48%	22.09%	49.39%
Class B	1.73	3.81	17.71	38.57
Class C	1.63	3.69	17.82	40.58
Class R	1.99	4.33	20.70	45.93
Class Z	2.14	4.75	23.65	53.04
Barclays US Government Bond Index	1.92	3.54	18.05	51.20
Barclays US Aggregate ex-Credit Index	2.11	4.32	19.93	53.89
Lipper General US Government Funds Average	2.26	4.38	17.12	44.14

Average Annual Total Returns (With Sales Charges) as of 9/30/14
		One Year	Five Years	Ten Years
Class A		–1.69%	2.78%	3.55%
Class B		–2.94	2.76	3.25
Class C		1.16	3.00	3.41
Class R		2.68	3.46	3.77
Class Z		3.20	3.98	4.29
Barclays US Government Bond Index		2.28	3.11	4.15
Barclays US Aggregate ex-Credit Index		2.91	3.45	4.35
Lipper General US Government Funds Average		2.89	2.85	3.60

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum Initial Sales Charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1% up to $3 billion, .80% next $1 billion, and .50% over $4 billion	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by any new or existing Class B shareholders, except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays US Government Bond Index

The Barclays US Government Bond Index is an unmanaged index of securities issued or backed by the US government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how US government bonds have performed.

Barclays US Aggregate ex-Credit Index

The Barclays US Aggregate ex-Credit Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar-denominated. The index covers the US investment-grade fixed-rate bond market, with index components for government securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.

Lipper General US Government Funds Average

The Lipper General US Government Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General US Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in US government and agency issues.

Prudential Government Income Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 8/31/14
	Total Distributions Paid for Six Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.06	1.06%	1.01%
Class B	0.03	0.37	0.37
Class C	0.03	0.37	0.37
Class R	0.05	0.86	0.61
Class Z	0.07	1.36	1.36

Five Largest Issues expressed as a percentage of net assets as of 8/31/14
Federal National Mortgage Association, 3.500%, TBA	7.4%
US Treasury Notes, 1.500%, 12/31/18	4.1
US Treasury Notes, 1.250%, 11/30/18	4.0
US Treasury Notes, 2.375%, 05/31/18	3.8
Federal National Mortgage Association, 3.000%, TBA	3.6

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2014, at the beginning of the period, and held through the six-month period ended August 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Government Income Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Income Fund		Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,020.10	1.00%	$5.09
	Hypothetical	$1,000.00	$1,020.16	1.00%	$5.09

Class B	Actual	$1,000.00	$1,017.30	1.75%	$8.90
	Hypothetical	$1,000.00	$1,016.38	1.75%	$8.89

Class C	Actual	$1,000.00	$1,016.30	1.75%	$8.89
	Hypothetical	$1,000.00	$1,016.38	1.75%	$8.89

Class R	Actual	$1,000.00	$1,019.90	1.25%	$6.36
	Hypothetical	$1,000.00	$1,018.90	1.25%	$6.36

Class Z	Actual	$1,000.00	$1,021.40	0.75%	$3.82
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.05%	1.00%
B	1.75	1.75
C	1.75	1.75
R	1.50	1.25
Z	0.75	0.75

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Government Income Fund	7

Portfolio of Investments

as of August 31, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.4%

ASSET-BACKED SECURITY 0.4%
Non-Residential Mortgage-Backed Security Magnetite CLO Ltd., Series 2014-9A, Class A1, 144A (cost $2,248,863)	1.700%(a)	07/25/26	2,250	$2,242,230

COMMERCIAL MORTGAGE-BACKED SECURITIES 19.5%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293	12/11/49	2,003	2,033,109
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223	08/15/48	2,734	2,913,784
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540	12/10/45	2,000	1,922,102
Commercial Mortgage Trust,
Series 2007-GG9, Class A2	5.381	03/10/39	913	926,571
Series 2013-CR11, Class A2	3.047	10/10/46	1,500	1,552,294
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.642(a)	02/15/39	300	316,691
Fannie Mae-ACES,
Series 2012-M2, Class A2	2.717	02/25/22	270	273,700
Series 2012-M13, Class A2	2.377	05/25/22	3,250	3,206,846
Series 2013-M3, Class X1, I/O	4.213(a)	02/25/16	1,948	87,280
Series 2014-M2, Class A2	3.513	12/25/23	3,950	4,197,444
FHLMC Multifamily Structured Pass-Through Certificates,
Series K003, Class A5	5.085	03/25/19	500	565,980
Series K004, Class A2	4.186	08/25/19	8,500	9,324,619
Series K005, Class A2	4.317	11/25/19	1,900	2,099,139
Series K008, Class X1, I/O	1.814(a)	06/25/20	28,567	2,082,477
Series K019, Class X1, I/O	1.876(a)	03/25/22	27,386	2,848,938
Series K020, Class X1, I/O	1.604(a)	05/25/22	15,211	1,371,395
Series K021, Class X1, I/O	1.641(a)	06/25/22	16,517	1,549,052
Series K024, Class A2	2.573	09/25/22	3,125	3,110,247
Series K025, Class X1, I/O	1.026(a)	10/25/22	41,957	2,458,893
Series K026, Class A2	2.510	11/25/22	6,400	6,331,642
Series K029, Class A2	3.320	02/25/23	6,400	6,701,581
Series K033, Class A2	3.060	07/25/23	6,400	6,558,362
Series K034, Class A2	3.531	07/25/23	4,800	5,089,282
Series K036, Class X1, I/O	0.941(a)	10/25/23	41,034	2,400,899
Series K501, Class X1A, I/O	1.849(a)	08/25/16	6,565	157,990
Series K710, Class X1, I/O	1.911(a)	05/25/19	13,318	947,779

See Notes to Financial Statements.

Prudential Government Income Fund	9

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (Continued)
Series K711, Class X1, I/O	1.830%(a)	07/25/19	12,896	$897,321
Series KSMC, Class A2	2.615	01/25/23	6,400	6,360,192
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD11, Class A3	5.985(a)	06/15/49	1,600	1,627,485
Series 2013-LC11, Class A4	2.694	04/15/46	1,000	966,481
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class A3	2.834	05/15/46	1,000	976,812
Series 2014-C17, Class A2	3.119	08/15/47	2,500	2,588,334
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.284(a)	09/15/42	1,192	1,237,846
NCUA Guaranteed Notes, Series 2010-C1, Class A2	2.900	10/29/20	4,000	4,131,036
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792	12/10/45	2,400	2,359,922
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class AMFX	5.179(a)	07/15/42	2,400	2,485,793
Series 2006-C23, Class A5	5.416(a)	01/15/45	2,000	2,104,450
Series 2006-C25, Class A5	5.896(a)	05/15/43	3,000	3,203,988

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $99,868,077)				99,967,756

COVERED BOND 0.3%
Westpac Banking Corp. (Australia), Covered Notes, 144A (cost $1,514,924)	2.000	05/21/19	1,515	1,516,120

FOREIGN GOVERNMENT AGENCY OBLIGATION 0.3%
CDP Financial, Inc., (Canada) Sr. Unsec’d. Notes, 144A (cost $1,758,399)	3.150	07/24/24	1,765	1,780,709

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.2%
MLCC Mortgage Investors, Inc., Series 2003-E, Class A1	0.775(a)	10/25/28	172	170,336
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.476(a)	02/25/34	667	676,956

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $841,606)				847,292

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
SMALL BUSINESS ADMINISTRATION AGENCIES 0.4%
Small Business Administration Participation Certificates,
Series 1995-20B, Class 1	8.150%	02/01/15	42	$42,893
Series 1995-20L, Class 1	6.450	12/01/15	324	334,115
Series 1996-20H, Class 1	7.250	08/01/16	326	338,373
Series 1996-20K, Class 1	6.950	11/01/16	383	398,514
Series 1997-20A, Class 1	7.150	01/01/17	98	102,192
Series 1998-20I, Class 1	6.000	09/01/18	653	684,907

TOTAL SMALL BUSINESS ADMINISTRATION AGENCIES (cost $1,827,354)				1,900,994

U.S. GOVERNMENT AGENCY OBLIGATIONS 47.9%
Fannie Mae, Series 2002-57, Class ND	5.500	09/25/17	406	424,760
Federal Home Loan Mortgage Corp.(b)	0.750	01/12/18	1,425	1,399,488
Federal Home Loan Mortgage Corp.	1.750	05/30/19	1,530	1,534,971
Federal Home Loan Mortgage Corp.	2.354(a)	05/01/34	1,154	1,229,959
Federal Home Loan Mortgage Corp.(c)	3.000	TBA	3,000	2,985,937
Federal Home Loan Mortgage Corp.	3.000	10/01/28-06/01/29	1,964	2,038,705
Federal Home Loan Mortgage Corp.(c)	3.500	TBA	2,500	2,568,906
Federal Home Loan Mortgage Corp.(c)	3.500	TBA	1,000	1,054,662
Federal Home Loan Mortgage Corp.	3.500	06/01/42	3,403	3,500,811
Federal Home Loan Mortgage Corp.(c)	4.000	TBA	1,500	1,586,587
Federal Home Loan Mortgage Corp.	4.000	06/01/26-12/01/40	8,479	8,989,943
Federal Home Loan Mortgage Corp.	4.500	09/01/39	4,489	4,849,393
Federal Home Loan Mortgage Corp.	5.000	06/01/33-05/01/34	5,780	6,397,620
Federal Home Loan Mortgage Corp.	5.500	05/01/37-01/01/38	782	866,534
Federal Home Loan Mortgage Corp.	6.000	08/01/32-09/01/34	472	532,987
Federal Home Loan Mortgage Corp.	6.500	09/01/32	549	631,774
Federal Home Loan Mortgage Corp.	7.000	09/01/32	56	63,422
Federal Home Loan Mortgage Corp.	8.000	03/01/22-08/01/22	33	33,628
Federal Home Loan Mortgage Corp.	8.500	01/01/17-09/01/19	40	41,816
Federal Home Loan Mortgage Corp.	9.000	01/01/20	19	19,674
Federal Home Loan Mortgage Corp.	11.500	10/01/19	16	15,889
Federal National Mortgage Association(b)	0.875	05/21/18	935	917,347
Federal National Mortgage Association(d)(e)	1.750	06/20/19	2,300	2,299,662
Federal National Mortgage Association(d)	1.750	09/12/19	1,120	1,115,809
Federal National Mortgage Association(d)	1.875	02/19/19	135	136,360
Federal National Mortgage Association	1.998(a)	04/01/34	488	518,235
Federal National Mortgage Association	2.175(a)	07/01/33	3,334	3,524,189

See Notes to Financial Statements.

Prudential Government Income Fund	11

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Association	2.225%(a)	06/01/34	797	$846,189
Federal National Mortgage Association	2.232(a)	04/01/34	858	915,321
Federal National Mortgage Association(c)	3.000	TBA	2,500	2,591,914
Federal National Mortgage Association	3.000	TBA	18,500	18,364,502
Federal National Mortgage Association	3.000	01/01/27-12/01/42	3,589	3,650,081
Federal National Mortgage Association(c)	3.500	TBA	7,000	7,207,593
Federal National Mortgage Association	3.500	TBA	37,000	37,981,654
Federal National Mortgage Association	3.500	09/01/26-03/01/42	3,479	3,606,896
Federal National Mortgage Association	4.000	TBA	6,500	6,865,879
Federal National Mortgage Association	4.000	09/01/40	3,300	3,501,368
Federal National Mortgage Association	4.500	TBA	10,500	11,312,314
Federal National Mortgage Association	4.500	01/01/20-04/01/41	4,320	4,669,837
Federal National Mortgage Association	5.000	TBA	1,500	1,651,148
Federal National Mortgage Association	5.000	07/01/18-05/01/36	4,514	4,902,079
Federal National Mortgage Association	5.500	08/01/15-11/01/36	13,684	15,310,485
Federal National Mortgage Association	6.000	11/01/14-05/01/36	4,234	4,789,789
Federal National Mortgage Association	6.500	12/01/14-10/01/37	5,111	5,905,085
Federal National Mortgage Association(b)	7.000	05/01/24	234	268,419
Federal National Mortgage Association(b)	7.000	12/01/31	577	654,264
Federal National Mortgage Association	7.000	05/01/24-02/01/36	592	634,361
Federal National Mortgage Association	9.000	04/01/25	14	15,629
Federal National Mortgage Association	9.500	01/01/25-02/01/25	22	22,700
Financing Corp., FICO STRIPS P/O,
Series 4-P	1.398(f)	10/06/17	2,640	2,534,292
Series D-P	2.224(f)	09/26/19	2,090	1,890,378
Freddie Mac REMICS,
Series 2002-2496, Class PM	5.500	09/15/17	1,213	1,280,848
Series 2002-2501, Class MC	5.500	09/15/17	433	452,893
Series 2002-2513, Class HC	5.000	10/15/17	2,066	2,168,176
Government National Mortgage Association(c)	3.000	TBA	4,500	4,564,336
Government National Mortgage Association(c)	3.500	TBA	8,000	8,318,750
Government National Mortgage Association(c)	4.000	TBA	11,000	11,720,157
Government National Mortgage Association	4.000	02/20/41-06/20/44	5,428	5,794,286

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Association	4.500%	TBA	3,500	$3,805,156
Government National Mortgage Association	4.500	02/20/40-03/20/41	5,684	6,199,779
Government National Mortgage Association	5.000	07/15/33-04/15/34	2,730	3,018,025
Government National Mortgage Association	5.500	02/15/34-02/15/36	1,176	1,306,345
Government National Mortgage Association	7.000	03/15/22-02/15/29	2,261	2,418,304
Government National Mortgage Association	7.500	01/15/23-07/15/24	283	302,798
Government National Mortgage Association	8.500	04/15/25	295	358,265
Government National Mortgage Association	9.500	09/15/16-08/20/21	94	98,703
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes(d)	2.503	10/30/20	2,780	2,824,680
Ukraine AID, USAID Bond, U.S. Gov’t. Gtd. Notes	1.844	05/16/19	1,575	1,574,212

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $239,068,957)				245,576,958

U.S. TREASURY OBLIGATIONS 30.4%
U.S. Treasury Notes	1.250	11/30/18	20,535	20,350,514
U.S. Treasury Notes	1.375	06/30/18	2,430	2,433,606
U.S. Treasury Notes	1.500	12/31/18	20,905	20,909,892
U.S. Treasury Notes	1.500	02/28/19	13,435	13,414,015
U.S. Treasury Notes(d)	1.625	07/31/19	9,455	9,455,737
U.S. Treasury Notes	2.125	01/31/21	12,565	12,690,650
U.S. Treasury Notes	2.375	05/31/18	18,765	19,500,945
U.S. Treasury Notes(d)	2.375	08/15/24	6,900	6,918,326
U.S. Treasury Notes	2.875	03/31/18	15,330	16,211,475
U.S. Treasury Notes(d)	3.125	08/15/44	275	277,234
U.S. Treasury Notes	3.375	05/15/44	2,620	2,770,650
U.S. Treasury Notes	3.625	02/15/44	1,400	1,549,625
U.S. Treasury STRIPS	1.979(g)	05/15/22	14,120	11,871,531
U.S. Treasury STRIPS(d)	2.171(g)	02/15/22	1,875	1,589,653
U.S. Treasury STRIPS(d)	3.076(g)	08/15/24	6,700	5,216,238
U.S. Treasury STRIPS, P/O(d)	6.184(f)	05/15/44	5,105	1,964,098

See Notes to Financial Statements.

Prudential Government Income Fund	13

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury STRIPS, P/O	6.988%(f)	02/15/44	10,995	$4,260,650
U.S. Treasury STRIPS, P/O	2.140(f)	08/15/21	5,070	4,373,139

TOTAL U.S. TREASURY OBLIGATIONS (cost $154,284,974)				155,757,978

TOTAL LONG-TERM INVESTMENTS (cost $501,413,154)				509,590,037

SHORT-TERM INVESTMENTS 30.5%

			Shares

AFFILIATED MUTUAL FUNDS 30.4%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $14,382,994)(h)			1,581,857	14,806,179
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $141,179,936; includes $28,246,901 of cash collateral for securities on loan)(h)(i)			141,179,936	141,179,936

TOTAL AFFILIATED MUTUAL FUNDS (cost $155,562,930; Note 3)				155,986,115

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* 0.1%
Call Options
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $118.75 (cost $418,342)		JPMorgan Chase	1	525,398

TOTAL SHORT-TERM INVESTMENTS (cost $155,981,272)				156,511,513

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 129.9% (cost $657,394,426; Note 5)				666,101,550

See Notes to Financial Statements.

14

Description	Counterparty	Notional Amount (000)#	Value (Note 1)
OPTIONS WRITTEN* (0.1)%
Call Options
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $119.75 (premiums received $137,252)	JPMorgan Chase	1	$(199,289)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 129.8% (cost $657,257,174; Note 5)			665,902,261
Liabilities in excess of other assets(j) (29.8)%			(153,056,713)

NET ASSETS 100.0%			$512,845,548

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ACES—Alternative Credit Enhancements Securities

AID—Agency for International Development

CLO—Collateralized Loan Obligation

CMBS—Collateralized Mortgage-Backed Security

FHLMC—Federal Home Loan Mortgage Corp.

FICO—Financing Corp.

I/O—Interest Only

LIBOR—London Interbank Offered Rate

P/O—Principal Only

REMICS—Real Estate Mortgage Investment Conduits

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

USAID—United States Agency for International Development

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2014.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	All or a partial principal amount of $39,500,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,762,759; cash collateral of $28,246,901 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(g)	Rate shown reflects yield to maturity at purchase date.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.

See Notes to Financial Statements.

Prudential Government Income Fund	15

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at August 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
44	5 Year U.S. Treasury Notes	Sep. 2014	$5,223,579	$5,267,625	$44,046
409	5 Year U.S. Treasury Notes	Dec. 2014	48,515,419	48,603,898	88,479
33	U.S. Ultra Treasury Bonds	Dec. 2014	5,102,081	5,131,500	29,419

					161,944

	Short Positions:
32	2 Year U.S. Treasury Notes	Dec. 2014	7,006,444	7,009,500	(3,056)
109	10 Year U.S. Treasury Notes	Dec. 2014	13,705,127	13,710,156	(5,029)
57	U.S. Long Treasury Bonds	Sep. 2014	8,002,271	8,067,281	(65,010)
41	U.S. Long Treasury Bonds	Dec. 2014	5,724,659	5,743,844	(19,185)

					(92,280)

					$69,664

(1)	U.S. Government Agency obligations with a combined market value of $1,220,338 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at August 31, 2014.

Interest rate swap agreements outstanding at August 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
4,755	11/30/16	0.945%	3 Month LIBOR(1)	$(24,984)	$—	$(24,984)	Citigroup Global Markets
7,700	02/15/19	1.656%	3 Month LIBOR(1)	(11,954)	—	(11,954)	Citigroup Global Markets
7,700	02/15/19	1.794%	3 Month LIBOR(2)	58,597	—	58,597	JPMorgan Chase
2,990	07/15/24	2.883%	3 Month LIBOR(2)	18,808	—	18,808	Bank of America

				$40,467	$—	$40,467

See Notes to Financial Statements.

16

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
34,500	09/30/15	0.496%	3 Month LIBOR(2)	$236	$52,338	$52,102
100	02/21/16	0.429%	3 Month LIBOR(1)	150	94	(56)
8,625	06/30/16	0.618%	3 Month LIBOR(1)	172	5,813	5,641
31,790	06/30/16	0.655%	3 Month LIBOR(1)	(3,532)	960	4,492
8,820	06/30/16	0.655%	3 Month LIBOR(1)	172	246	74
20,270	08/29/16	0.710%	3 Month LIBOR(1)	138	(1,164)	(1,302)
29,185	11/30/18	1.625%	3 Month LIBOR(1)	(133,066)	(21,969)	111,097
16,090	08/29/19	1.804%	3 Month LIBOR(2)	160	28,498	28,338
15,720	05/15/21	2.375%	3 Month LIBOR(1)	(214,303)	(254,627)	(40,324)
6,200	01/13/22	2.351%	3 Month LIBOR(1)	187	(67,364)	(67,551)
7,335	01/13/22	2.480%	3 Month LIBOR(1)	194	(145,645)	(145,839)
2,590	01/22/22	2.467%	3 Month LIBOR(1)	166	(48,577)	(48,743)
13,090	12/20/23	2.932%	3 Month LIBOR(1)	255	(565,376)	(565,631)
35,200	08/18/24	2.750%	3 Month LIBOR(2)	432	821,374	820,942
4,380	08/29/24	2.560%	3 Month LIBOR(1)	123	(25,922)	(26,045)

				$(348,516)	$(221,321)	$127,195

(1)	The Fund pays the fixed rated and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	A U.S. Government Agency obligation with a market value of $1,454,858 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at August 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Government Income Fund	17

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

The following is a summary of the inputs used as of August 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Security:
Non-Residential Mortgage-Backed Security	$—	$2,242,230	$—
Commercial Mortgage-Backed Securities	—	99,967,756	—
Covered Bond	—	1,516,120	—
Foreign Government Agency Obligation	—	1,780,709	—
Residential Mortgage-Backed Securities	—	847,292	—
Small Business Administration Agencies	—	1,900,994	—
U.S. Government Agency Obligations	—	245,576,958	—
U.S. Treasury Obligations	—	155,757,978	—
Affiliated Mutual Funds	155,986,115	—	—
Options Purchased	525,398	—	—
Options Written	(199,289)	—	—
Other Financial Instruments*
Futures Contracts	69,664	—	—
Interest Rate Swap Agreements	—	167,662	—

Total	$156,381,888	$509,757,699	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2014 was as follows:

U.S. Government Agency Obligations	47.9%
Affiliated Mutual Funds (including 5.5% of collateral for securities on loan)	30.4
U.S. Treasury Obligations	30.4
Commercial Mortgage-Backed Securities	19.5
Non-Residential Mortgage-Backed Security	0.4
Small Business Administration Agencies	0.4
Foreign Government Agency Obligation	0.3
Covered Bond	0.3%
Residential Mortgage-Backed Securities	0.2
Options Purchased	0.1
Options Written	(0.1)

129.8
Liabilities in excess of other assets	(29.8)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

18

Fair values of derivative instruments as of August 31, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	$77,405		Unrealized depreciation on over-the-counter swap agreements	$36,938
Interest rate contracts	Due to/from broker—variation margin	1,184,630	*	Due to/from broker—variation margin	987,771	*
Interest rate contracts	Unaffiliated Investments	525,398		Options written outstanding, at value	199,289

Total		$1,787,433			$1,223,998

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Options Purchased*	Options Written	Forward rate agreements	Swaps	Total
Interest rate contracts	$(87,182)	$(464,702)	$113,234	$(1,920)	$(2,413,140)	$(2,853,710)

*	Included in net unrealized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Options Purchased*	Options Written	Forward rate agreements	Swaps	Total
Interest rate contracts	$(80,708)	$234,897	$(62,037)	$(1,056)	$1,747,970	$1,839,066

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

Prudential Government Income Fund	19

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

For the six months ended August 31, 2014, the Fund’s average volume of derivative activities are as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts—Long Positions(3)	Futures Contracts—Short Positions(3)	Forward rate agreements(4)	Interest Rate Swap Agreements(4)
$331,047	$66,239	$75,549,733	$72,801,894	$24,000,000	$231,182,000

(1)	Cost.
(2)	Premiums Received.
(3)	Value at Trade Date.
(4)	Notional Amount.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$18,808	$—	$—	$18,808
Citigroup Global Markets	—	—	—	—
JPMorgan Chase	583,995	(199,289)	—	384,706

	$602,803

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Citigroup Global Markets	(36,938)	—	—	(36,938)
JPMorgan Chase	(199,289)	199,289	—	—

	$(236,227)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

See Notes to Financial Statements.

20

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Government Income Fund	21

Statement of Assets & Liabilities

as of August 31, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $27,762,759:
Unaffiliated investments (cost $501,831,496)	$510,115,435
Affiliated investments (cost $155,562,930)	155,986,115
Cash	607,976
Receivable for investments sold	133,660,526
Dividends and interest receivable	1,661,530
Receivable for Fund shares sold	277,273
Unrealized appreciation on over-the-counter swap agreements	77,405
Prepaid expenses	6,155
Due from broker—variation margin futures	3,947

Total assets	802,396,362

Liabilities
Payable for investments purchased	259,915,196
Payable to broker for collateral for securities on loan	28,246,901
Payable for Fund shares reacquired	514,514
Management fee payable	216,959
Options written outstanding, at value (premiums received $137,252)	199,289
Accrued expenses	166,535
Distribution fee payable	103,915
Dividends payable	66,875
Affiliated transfer agent fee payable	51,727
Unrealized depreciation on over-the-counter swap agreements	36,938
Due to broker—variation margin swaps	20,109
Deferred directors’ fees	11,856

Total liabilities	289,550,814

Net Assets	$512,845,548

Net assets were comprised of:
Common stock, at par	$531,468
Paid-in capital in excess of par	506,441,855

506,973,323
Undistributed net investment income	4,270
Accumulated net realized loss on investment transactions	(3,012,420)
Net unrealized appreciation on investments	8,880,375

Net assets, August 31, 2014	$512,845,548

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share ($405,710,603 ÷ 42,034,552 shares of common stock issued and outstanding)	$9.65
Maximum sales charge (4.50% of offering price)	0.45

Maximum offering price to public	$10.10

Class B
Net asset value, offering price and redemption price per share ($4,737,429 ÷ 490,087 shares of common stock issued and outstanding)	$9.67

Class C
Net asset value, offering price and redemption price per share ($10,249,480 ÷ 1,059,628 shares of common stock issued and outstanding)	$9.67

Class R
Net asset value, offering price and redemption price per share ($12,195,472 ÷ 1,261,756 shares of common stock issued and outstanding)	$9.67

Class Z
Net asset value, offering price and redemption price per share ($79,952,564 ÷ 8,300,822 shares of common stock issued and outstanding)	$9.63

See Notes to Financial Statements.

Prudential Government Income Fund	23

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $280)	$5,630,842
Affiliated dividend income	306,388
Affiliated income from securities loaned, net	18,629

Total income	5,955,859

Expenses
Management fee	1,292,794
Distribution fee—Class A	619,981
Distribution fee—Class B	25,856
Distribution fee—Class C	52,545
Distribution fee—Class R	44,146
Transfer agent’s fees and expenses (including affiliated expense of $156,400)	431,000
Custodian’s fees and expenses	93,000
Registration fees	38,000
Shareholders’ reports	26,000
Audit fee	18,000
Directors’ fees	13,000
Legal fees and expenses	12,000
Insurance expenses	4,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	5,610

Total expenses	2,676,932
Less: Distribution fee waiver—Class A	(103,330)
Distribution fee waiver—Class R	(14,715)

Net expenses	2,558,887

Net investment income	3,396,972

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated: $(3,805,117))	2,067,837
Futures transactions	(87,182)
Forward rate agreements	(1,920)
Options written transactions	113,234
Swap agreements transactions	(2,413,140)

(321,171)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $3,909,292)	5,848,015
Futures	(80,708)
Forward Rate Agreements	(1,056)
Options written	(62,037)
Swap agreements	1,747,970

7,452,184

Net gain on investment transactions	7,131,013

Net Increase In Net Assets Resulting From Operations	$10,527,985

See Notes to Financial Statements.

24

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2014	Year Ended February 28, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,396,972	$8,185,235
Net realized gain (loss) on investment transactions	(321,171)	139,101
Net change in unrealized appreciation (depreciation) on investments	7,452,184	(12,792,732)

Net increase (decrease) in net assets resulting from operations	10,527,985	(4,468,396)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,652,181)	(6,982,674)
Class B	(13,741)	(63,357)
Class C	(27,991)	(136,093)
Class R	(60,880)	(137,674)
Class Z	(585,800)	(1,550,009)

	(3,340,593)	(8,869,807)

Distributions from net realized gains
Class A	—	(2,630,958)
Class B	—	(39,804)
Class C	—	(84,115)
Class R	—	(59,336)
Class Z	—	(447,673)

	—	(3,261,886)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	36,520,965	73,570,317
Net asset value of shares issued in reinvestment of dividends and distributions	2,869,619	10,861,543
Cost of shares reacquired	(47,365,683)	(159,094,355)

Net decrease in net assets from Fund share transactions	(7,975,099)	(74,662,495)

Total decrease	(787,707)	(91,262,584)

Net Assets:
Beginning of period	513,633,255	604,895,839

End of period(a)	$512,845,548	$513,633,255

(a) Includes undistributed net investment income of:	$4,270	$—

See Notes to Financial Statements.

Prudential Government Income Fund	25

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 14 (the “Company”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of two funds: Prudential Government Income Fund (the “Fund”) and Prudential Floating Rate Income Fund. These financial statements relate to Prudential Government Income Fund.

The Fund’s investment objective is to seek high current return.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued

26

at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Government Income Fund	27

Notes to Financial Statements

(Unaudited) continued

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain/(loss). When the contract expires or is closed, the gain/(loss) is realized and is presented in the Statement of Operations as net realized gain/(loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund

28

currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by

Prudential Government Income Fund	29

Notes to Financial Statements

(Unaudited) continued

the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

When-Issued and Delayed-Delivery Securities: The Fund may purchase securities, including money market obligations, municipal bonds or other obligations, on a when-issued, delayed-delivery or forward commitment basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are expected to be delivered. These types of investments potentially leverage the Fund, which could magnify losses. The Fund will segregate liquid assets, marked-to-market daily, with a value equal to any such investments.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern

30

over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2014, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Prudential Government Income Fund	31

Notes to Financial Statements

(Unaudited) continued

Written options, forward rate agreements, swaps and financial futures contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain/(loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

32

Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, and are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..50% of the Fund’s average daily net assets up to and including $1 billion,

Prudential Government Income Fund	33

Notes to Financial Statements

(Unaudited) continued

..45% of the Fund’s average daily net assets of the next $1 billion, .35% of the Fund’s average daily net assets of the next $1 billion, and .30% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate was .50% for the six months ended August 31, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and .75% of the average daily net assets of the Class A, C and R shares, respectively. For the six months ended August 31, 2014, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and R shares, respectively. Pursuant to the Class B Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 1% of the average daily net assets of the Class B shares up to $3 billion, .80% of the next $1 billion of such assets and .50% of such assets in excess of $4 billion. The effective distribution fee rate for Class B was 1% for the six months ended August 31, 2014.

PIMS has advised the Fund that it has received $28,566 in front-end sales charges resulting from sales of Class A shares, for the six months ended August 31, 2014. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2014, it received $73, $7,095 and $1,135 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

34

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended August 31, 2014, PIM has been compensated $5,564 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2014, aggregated $2,309,079,142 and $2,383,521,785, respectively.

The average balance of dollar rolls outstanding during the six months ended August 31, 2014 was approximately $253,557,000. The amount of dollar rolls outstanding at August 31, 2014 was $41,054,360 (Principal $39,500,000), which was 8.0% of net assets.

Transactions in options written during the six months ended August 31, 2014, were as follows:

	Contracts	Premiums Received
Options outstanding at February 28, 2014	—	$—
Options written	35,201,300	337,182
Options terminated in closing purchase transactions	(35,200,298)	(151,258)
Options expired	(229)	(48,672)

Options outstanding at August 31, 2014	773	$137,252

Prudential Government Income Fund	35

Notes to Financial Statements

(Unaudited) continued

Note 5. Distributions and Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of August 31, 2014, were as follows:

Tax Basis	$658,980,357

Appreciation	9,878,332
Depreciation	(2,757,139)

Net Unrealized Appreciation	$7,121,193

The book basis may differ from tax due to certain tax related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2014 of approximately $466,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $68,000 as having been incurred in the following fiscal year (February 28, 2015).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50% and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after

36

purchase. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2.5 billion shares of common stock, $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500,000,000 authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2014:
Shares sold	2,209,052	$21,056,961
Shares issued in reinvestment of dividends and distributions	233,454	2,235,029
Shares reacquired	(3,754,394)	(35,883,837)

Net increase (decrease) in shares outstanding before conversion	(1,311,888)	(12,591,847)
Shares issued upon conversion from Class B	50,948	485,721
Shares reacquired upon conversion into Class Z	(31,635)	(303,071)

Net increase (decrease) in shares outstanding	(1,292,575)	$(12,409,197)

Year ended February 28, 2014:
Shares sold	4,349,533	$41,513,227
Shares issued in reinvestment of dividends and distributions	889,798	8,483,157
Shares reacquired	(9,838,930)	(93,755,713)

Net increase (decrease) in shares outstanding before conversion	(4,599,599)	(43,759,329)
Shares issued upon conversion from Class B and Class Z	126,472	1,208,266
Shares reacquired upon conversion into Class Z	(156,829)	(1,516,996)

Net increase (decrease) in shares outstanding	(4,629,956)	$(44,068,059)

Prudential Government Income Fund	37

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended August 31, 2014:
Shares sold	18,947	$181,452
Shares issued in reinvestment of dividends and distributions	1,227	11,761
Shares reacquired	(75,820)	(725,772)

Net increase (decrease) in shares outstanding before conversion	(55,646)	(532,559)
Shares reacquired upon conversion into Class A	(50,868)	(485,721)

Net increase (decrease) in shares outstanding	(106,514)	$(1,018,280)

Year ended February 28, 2014:
Shares sold	51,322	$491,198
Shares issued in reinvestment of dividends and distributions	9,446	90,223
Shares reacquired	(299,486)	(2,855,067)

Net increase (decrease) in shares outstanding before conversion	(238,718)	(2,273,646)
Shares reacquired upon conversion into Class A	(124,811)	(1,194,096)

Net increase (decrease) in shares outstanding	(363,529)	$(3,467,742)

Class C
Six months ended August 31, 2014:
Shares sold	73,705	$708,338
Shares issued in reinvestment of dividends and distributions	2,667	25,581
Shares reacquired	(177,632)	(1,699,363)

Net increase (decrease) in shares outstanding before conversion	(101,260)	(965,444)
Shares reacquired upon conversion into Class Z	(4,329)	(41,172)

Net increase (decrease) in shares outstanding	(105,589)	$(1,006,616)

Year ended February 28, 2014:
Shares sold	142,125	$1,371,977
Shares issued in reinvestment of dividends and distributions	21,254	203,170
Shares reacquired	(1,025,963)	(9,797,495)

Net increase (decrease) in shares outstanding before conversion	(862,584)	(8,222,348)
Shares reacquired upon conversion into Class Z	(39,996)	(381,982)

Net increase (decrease) in shares outstanding	(902,580)	$(8,604,330)

38

Class R	Shares	Amount
Six months ended August 31, 2014
Shares sold	399,667	$3,816,442
Shares issued in reinvestment of dividends and distributions	4,312	41,352
Shares reacquired	(250,168)	(2,394,998)

Net increase (decrease) in shares outstanding	153,811	$1,462,796

Year ended February 28, 2014:
Shares sold	622,532	$5,971,646
Shares issued in reinvestment of dividends and distributions	15,986	152,614
Shares reacquired	(583,568)	(5,584,980)

Net increase (decrease) in shares outstanding	54,950	$539,280

Class Z
Six months ended August 31, 2014:
Shares sold	1,125,701	$10,757,772
Shares issued in reinvestment of dividends and distributions	58,178	555,896
Shares reacquired	(698,284)	(6,661,713)

Net increase (decrease) in shares outstanding before conversion	485,595	4,651,955
Shares issued upon conversion from Class A and Class C	36,048	344,243

Net increase (decrease) in shares outstanding	521,643	$4,996,198

Year ended February 28, 2014:
Shares sold	2,544,044	$24,222,269
Shares issued in reinvestment of dividends and distributions	202,949	1,932,379
Shares reacquired	(4,966,605)	(47,101,100)

Net increase (decrease) in shares outstanding before conversion	(2,219,612)	(20,946,452)
Shares issued upon conversion from Class A and Class C	197,318	1,898,978
Shares reacquired upon conversion into Class A	(1,456)	(14,170)

Net increase (decrease) in shares outstanding	(2,023,750)	$(19,061,644)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through October 8, 2014. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal period end, the SCA has been renewed effective October 9, 2014 and will continue to provide a commitment of $900 million through October 8, 2015. Effective October 9, 2014, the Funds pay an annualized commitment fee of .075% of the unused portion of the SCA.

The Fund did not utilize the SCA during the six months ended August 31, 2014.

Prudential Government Income Fund	39

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2014		2014(a)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.52		$9.78	$10.01	$9.57	$9.39	$8.78
Income (loss) from investment operations:
Net investment income	.06		.14	.17	.22	.25	.28
Net realized and unrealized gain (loss) on investment transactions	.13		(.19)	.12	.46	.20	.61
Total from investment operations	.19		(.05)	.29	.68	.45	.89
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.15)	(.22)	(.24)	(.27)	(.28)
Distributions from net realized gains	-		(.06)	(.30)	-	-	-
Total dividends and distributions	(.06)		(.21)	(.52)	(.24)	(.27)	(.28)
Capital Contributions(e):	-		-	-	-	- (f)	-
Net asset value, end of period	$9.65		$9.52	$9.78	$10.01	$9.57	$9.39
Total Return(b):	2.01%		(.47)%	2.87%	7.18%	4.79%	10.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$405,711		$412,384	$469,188	$535,682	$527,773	$559,817
Average net assets (000)	$409,952		$435,734	$511,930	$533,151	$557,516	$561,947
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	(g)	.97%	.93%	.94%	.93%	.90%
Expenses before waivers and/or expense reimbursement	1.05%	(g)	1.02%	.98%	.99%	.98%	.95%
Net investment income	1.31%	(g)	1.48%	1.73%	2.21%	2.67%	3.09%
Portfolio turnover rate(d)	425%	(h)	1,042%	1,251%	1,404%	1,277%	971%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f)	Less than $.005 per share.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

40

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2014		2014(a)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.53		$9.80	$10.03	$9.59	$9.41	$8.79
Income (loss) from investment operations:
Net investment income	-	(f)	.07	.08	.14	.16	.20
Net realized and unrealized gain (loss) on investment transactions	.17		(.20)	.13	.47	.22	.63
Total from investment operations	.17		(.13)	.21	.61	.38	.83
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.08)	(.14)	(.17)	(.20)	(.21)
Distributions from net realized gains	-		(.06)	(.30)	-	-	-
Total dividends and distributions	(.03)		(.14)	(.44)	(.17)	(.20)	(.21)
Capital Contributions(e):	-		-	-	-	- (f)	-
Net asset value, end of period	$9.67		$9.53	$9.80	$10.03	$9.59	$9.41
Total Return(b):	1.73%		(1.32)%	2.11%	6.37%	4.01%	9.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,737		$5,687	$9,408	$13,225	$14,454	$25,219
Average net assets (000)	$5,129		$7,274	$10,975	$12,988	$18,360	$30,299
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75%	(g)	1.72%	1.68%	1.69%	1.68%	1.65%
Expenses before waivers and/or expense reimbursement	1.75%	(g)	1.72%	1.68%	1.69%	1.68%	1.65%
Net investment income	.55%	(g)	.75%	.98%	1.46%	1.92%	2.33%
Portfolio turnover rate(d)	425%	(h)	1,042%	1,251%	1,404%	1,277%	971%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	41

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2014		2014(a)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.54		$9.80	$10.03	$9.59	$9.41	$8.80
Income (loss) from investment operations:
Net investment income	.03		.07	.10	.15	.19	.24
Net realized and unrealized gain (loss) on investment transactions	.13		(.19)	.11	.46	.19	.60
Total from investment operations	.16		(.12)	.21	.61	.38	.84
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.08)	(.14)	(.17)	(.20)	(.23)
Distributions from net realized gains	-		(.06)	(.30)	-	-	-
Total dividends and distributions	(.03)		(.14)	(.44)	(.17)	(.20)	(.23)
Capital Contributions(f):	-		-	-	-	- (g)	-
Net asset value, end of period	$9.67		$9.54	$9.80	$10.03	$9.59	$9.41
Total Return(b):	1.63%		(1.22)%	2.11%	6.37%	4.10%	9.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,250		$11,114	$20,274	$21,535	$17,294	$18,375
Average net assets (000)	$10,423		$15,601	$21,678	$18,831	$20,013	$17,575
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	1.75%	(h)	1.72%	1.68%	1.69%	1.60%	1.40%
Expenses before waivers and/or expense reimbursement	1.75%	(h)	1.72%	1.68%	1.69%	1.68%	1.65%
Net investment income	.55%	(h)	.75%	.97%	1.45%	1.99%	2.59%
Portfolio turnover rate(e)	425%	(i)	1,042%	1,251%	1,404%	1,277%	971%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through June 30, 2010.

(e) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Less than $.005 per share.

(h) Annualized.

(i) Not annualized.

See Notes to Financial Statements.

42

Class R Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2014		2014(a)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.53		$9.80	$10.03	$9.58	$9.41	$8.79
Income (loss) from investment operations:
Net investment income	.05		.12	.15	.19	.23	.26
Net realized and unrealized gain (loss) on investment transactions	.14		(.20)	.11	.48	.18	.62
Total from investment operations	.19		(.08)	.26	.67	.41	.88
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.13)	(.19)	(.22)	(.24)	(.26)
Distributions from net realized gains	-		(.06)	(.30)	-	-	-
Total dividends and distributions	(.05)		(.19)	(.49)	(.22)	(.24)	(.26)
Capital Contributions(e):	-		-	-	-	- (f)	-
Net asset value, end of period	$9.67		$9.53	$9.80	$10.03	$9.58	$9.41
Total Return(b):	1.99%		(.82)%	2.62%	7.01%	4.42%	10.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,195		$10,560	$10,316	$8,984	$6,131	$3,565
Average net assets (000)	$11,676		$10,227	$9,701	$7,400	$5,062	$2,868
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.25%	(g)	1.22%	1.18%	1.19%	1.18%	1.15%
Expenses before waivers and/or expense reimbursement	1.50%	(g)	1.47%	1.43%	1.44%	1.43%	1.40%
Net investment income	1.06%	(g)	1.22%	1.47%	1.94%	2.41%	2.84%
Portfolio turnover rate(d)	425%	(h)	1,042%	1,251%	1,404%	1,277%	971%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	43

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2014		2014(a)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.50		$9.76	$9.99	$9.55	$9.37	$8.76
Income (loss) from investment operations:
Net investment income	.07		.17	.20	.24	.28	.30
Net realized and unrealized gain (loss) on investment transactions	.13		(.19)	.11	.46	.19	.61
Total from investment operations	.20		(.02)	.31	.70	.47	.91
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.18)	(.24)	(.26)	(.29)	(.30)
Distributions from net realized gains	-		(.06)	(.30)	-	-	-
Total dividends and distributions	(.07)		(.24)	(.54)	(.26)	(.29)	(.30)
Capital Contributions(e):	-		-	-	-	- (f)	-
Net asset value, end of period	$9.63		$9.50	$9.76	$9.99	$9.55	$9.37
Total Return(b):	2.14%		(.22)%	3.13%	7.45%	5.06%	10.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$79,953		$73,888	$95,710	$95,314	$98,552	$95,895
Average net assets (000)	$75,722		$83,182	$95,810	$100,654	$99,126	$97,887
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.75%	(g)	.72%	.68%	.69%	.68%	.65%
Expenses before waivers and/or expense reimbursement	.75%	(g)	.72%	.68%	.69%	.68%	.65%
Net investment income	1.56%	(g)	1.74%	1.97%	2.46%	2.92%	3.34%
Portfolio turnover rate(d)	425%	(h)	1,042%	1,251%	1,404%	1,277%	971%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

44

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Government Income Fund (the “Fund”)1 consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Government Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

In 2013, PI and the Board retained an outside business consulting firm, in order to assist the Board in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the Funds’ management fee structures were presented to the Board and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Board and PI over the following two quarters.

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to any individual funds, but rather are incurred across a variety of products and services.

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2013.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2013. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper General U.S. Government Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group

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(which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board noted that the Fund’s actual management fee was only three basis points from the median.
•	The Board concluded that, in light of the Fund’s competitive performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Government Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadig Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Government Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GOVERNMENT INCOME FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PGVAX	PBGPX	PRICX	JDRVX	PGVZX
CUSIP	74439V107	74439V206	74439V305	74439V503	74439V404

MF128E2      0268440-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL FLOATING RATE INCOME FUND

SEMIANNUAL REPORT • AUGUST 31, 2014

Fund Type

Floating Rate

Objective

Primary objective is to maximize current income. Secondary objective is to seek capital appreciation when consistent with primary objective.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Floating Rate Income Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Floating Rate Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Floating Rate Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/14
	Six Months	One Year	Since Inception
Class A	1.26%	4.13%	16.43% (3/30/11)
Class C	0.88	3.35	13.58 (3/30/11)
Class Z	1.39	4.28	17.51 (3/30/11)
Credit Suisse Leveraged Loan Index	2.01	5.15	18.64
Lipper Loan Participation Funds Average	1.31	4.14	16.12

Average Annual Total Returns (With Sales Charges) as of 9/30/14
		One Year	Since Inception
Class A		–0.02%	3.28% (3/30/11)
Class C		1.58	3.50 (3/30/11)
Class Z		3.49	4.53 (3/30/11)
Credit Suisse Leveraged Loan Index		4.30	4.85
Lipper Loan Participation Funds Average		3.08	4.12

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

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Benchmark Definitions

Credit Suisse Leveraged Loan Index

The Credit Suisse Leveraged Loan Index is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market.

Lipper Loan Participation Funds Average

The Lipper Loan Participation Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Loan Participation Funds category for the periods noted. Funds in the Lipper Average invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Distributions and Yields as of 8/31/14
	Total Distributions Paid for Six Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.21	3.51%	2.98%
Class C	0.17	2.88	2.38
Class Z	0.22	3.87	3.37

Five Largest Holdings expressed as a percentage of net assets as of 8/31/14
Community Health Systems, Inc., Health Care & Pharmaceutical	1.1%
CityCenter Holdings LLC, Gaming	1.0
Level 3 Finance, Inc., Telecommunications	0.9
Univision Communications, Inc., Media & Entertainment	0.8
BATS Global Markets, Inc., Brokerage	0.8

Holdings reflect only long-term investments and are subject to change.

Prudential Floating Rate Income Fund	3

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/14
AA	0.7%
A	1.3
BBB	0.9
BB	36.1
B	54.9
CCC	3.8
Cash/Cash Equivalents	2.3
Total Investments	100.0%

Source: PIM

Credit ratings reflect the highest rating assigned by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P) or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, Moody’s ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by Moody’s, S&P or Fitch. Credit ratings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2014, at the beginning of the period, and held through the six-month period ended August 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Floating Rate Income Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Floating Rate Income Fund		Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,012.60	1.15%	$5.83
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class C	Actual	$1,000.00	$1,008.80	1.90%	$9.62
	Hypothetical	$1,000.00	$1,015.63	1.90%	$9.65

Class Z	Actual	$1,000.00	$1,013.90	0.90%	$4.57
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended August 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.60%	1.15%
C	2.30	1.90
Z	1.30	0.90

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Floating Rate Income Fund	7

Portfolio of Investments

as of August 31, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.4%

ASSET-BACKED SECURITIES 1.9%

Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2B, 144A	4.450%	04/28/26	500	$495,174
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410	04/17/26	250	247,394
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class B, 144A	2.983(a)	01/17/26	250	238,698
Limerock CLO Ltd. (Cayman Islands), Series 2014-2A, Class C2, 144A	5.195	04/18/26	750	733,139
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-16A, Class C2, 144A	5.360	04/15/26	500	490,705

TOTAL ASSET-BACKED SECURITIES (cost $2,219,788)				2,205,110

BANK LOANS(a) 90.6%

Aerospace & Defense 1.9%
CPI International, Inc.	4.250	11/17/17	349	347,380
Doncasters PLC	4.500	04/09/20	494	493,546
LM US Member LLC/LM US Corp. Acquisition	8.250	10/26/20	250	250,000
SI Organization, Inc.	5.750	11/22/19	250	250,937
TransDigm Group, Inc.	3.750	06/04/21	500	495,893
Wyle Services Corp.	5.000	05/23/21	399	399,748

				2,237,504

Airlines 0.3%
United Airlines, Inc.	3.500	04/01/19	321	317,487

Automotive 2.7%
ASP HHI Acquisition Co., Inc.	5.000	10/05/18	222	222,446
Chrysler Group LLC	3.250	12/31/18	748	740,831
Cooper Standard Automotive, Inc.	4.000	04/05/21	375	373,008
Federal-Mogul Holdings Corp.	4.000	04/16/18	250	248,661
Federal-Mogul Holdings Corp.	4.750	04/15/21	200	199,416
Gates Global LLC	4.250	07/05/21	400	396,583
Grede Holdings LLC	4.750	06/02/21	250	249,479
Schaeffler AG (Germany)	3.750	05/15/20	450	449,036
Tower Auto Holdings USA LLC	4.000	04/23/20	249	247,351

				3,126,811

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	9

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Banking 0.2%
IBC Capital US LLC	4.750%	09/30/21	275	$274,656

Brokerage 1.6%
BATS Global Markets, Inc.	5.000	01/31/20	878	863,241
TMFS Holdings LLC	5.500	07/30/21	250	249,688
VFH Parent LLC	5.750	11/08/19	722	716,173

				1,829,102

Building Materials & Construction 1.9%
Apex Tool Group, LLC	4.500	01/31/20	494	484,739
CHI Overhead Doors, Inc.	5.501	03/18/19	183	182,977
Continental Building Products LLC	4.000	08/28/20	472	468,046
Ply Gem Industries, Inc.	4.000	02/01/21	200	195,822
Quikrete Co., Inc.	7.000	03/26/21	125	126,094
Summit Materials LLC	5.000	01/30/19	270	269,273
Wilsonart LLC	4.000	10/31/19	494	489,880

				2,216,831

Cable 0.8%
Numericable US LLC	4.500	05/21/20	400	401,143
WideOpenWest Finance LLC	4.750	04/01/19	489	489,067

				890,210

Capital Goods 7.3%
4L Technologies, Inc.	5.500	05/08/20	550	551,146
ADS Waste Holdings, Inc.	3.750	10/09/19	419	412,084
Allflex Holdings III, Inc. (original cost $744,375; purchased 06/07/13)(b)(c)	4.250	07/17/20	744	742,049
Alstom SA	5.500	06/17/21	250	246,875
CPM Acquisition Corp.	6.250	08/29/17	685	687,186
Doosan Infracore International, Inc.	4.500	05/28/21	475	475,990
Entegris, Inc.	3.500	04/30/21	250	247,396
Filtration Group, Inc.	4.500	11/23/20	100	99,624
Gardner Denver, Inc. (original cost $567,834; purchased 07/23/13)(b)(c)	4.250	07/30/20	571	568,785
Husky Injection Molding Systems Ltd.	4.250	06/30/21	100	99,708
Mirror Bidco Corp.	4.250	12/27/19	249	247,817

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Capital Goods (cont’d.)
MX Holdings US, Inc.	4.500%	08/16/20	371	$370,331
Neff Rental LLC	7.250	06/09/21	200	200,125
Penn Engineering & Manufacturing Corp.	4.500	08/30/21	400	400,000
Polymer Group, Inc.	5.250	12/19/19	9	8,893
Polymer Group, Inc.	5.250	12/19/19	290	290,078
Pro Mach, Inc.	4.500	07/06/17	333	333,196
RBS Global, Inc./Rexnord LLC	4.000	08/21/20	744	739,324
Silver II Borrower SCA (Luxembourg)	4.000	12/13/19	479	476,630
STS Operating, Inc.	4.750	02/12/21	374	374,296
Synagro Infrastructure Co., Inc.	6.250	08/22/20	248	243,163
Tank Holding Corp.	4.250	07/09/19	215	214,136
Unifrax I LLC (original cost $377,554; purchased 12/06/11 - 07/28/14)(b)(c)	4.250	11/28/18	381	379,584

				8,408,416

Chemicals 6.0%
Arysta LifeScience SPC LLC	8.250	11/30/20	125	126,042
Axalta Coating Systems US Holding	4.000	02/01/20	743	737,550
AZ Chem US, Inc.	4.500	06/11/21	492	494,518
Colouroz Investment 2 LLC	4.750	09/30/21	500	497,657
Colouroz Investment 2 LLC	8.250	09/30/22	200	198,667
Emerald Performance Materials LLC	7.750	08/01/22	300	299,062
Kronos Worldwide, Inc.	4.750	02/28/20	399	399,299
MacDermid, Inc.	4.000	06/08/20	248	245,850
Nexeo Solutions LLC	5.000	09/08/17	290	289,161
Nusil Technology LLC (original cost $200,614; purchased 04/14/11)(b)(c)	5.250	04/07/17	201	196,602
Oxea Fin LLC	4.250	01/15/20	496	494,389
Oxea Fin LLC	8.250	07/15/20	250	250,208
Phillips-Medisize Corp.	4.750	06/16/21	375	375,000
Royal Adhesives & Sealants LLC	5.500	07/31/18	292	292,530
Solenis International LP	4.250	07/31/21	500	496,125
Solenis International LP	7.750	07/31/22	200	198,167
Tata Chemicals NA, Inc.	3.750	08/07/20	743	731,362
Tronox Pigments Netherlands BV	4.000	03/19/20	535	533,583

				6,855,772

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	11

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Consumer 6.0%
24 Hour Fitness Worldwide, Inc.	4.750%	05/28/21	250	$250,250
Acosta Holdco, Inc.	5.000	09/30/21	500	500,209
Advantage Sales & Marketing, Inc.	4.250	07/23/21	242	239,516
Advantage Sales & Marketing, Inc.	4.250	07/31/21	8	7,984
Advantage Sales & Marketing, Inc.	7.500	07/25/22	250	250,125
Bombardier Recreational Products, Inc.	4.000	01/30/19	377	374,584
Britax US Holdings, Inc.	4.250	10/15/20	248	207,184
CCS Intermediate Holdings LLC	5.000	07/23/21	225	224,156
Cole Haan, Inc.	5.000	02/01/20	246	242,499
Fender Musical Instruments Corp.	5.750	04/03/19	89	88,750
Fitness International LLC	5.500	07/01/20	250	248,750
Hilex Poly Co. LLC	5.000	06/30/21	325	323,781
Hoffmaster Group, Inc.	5.250	05/11/20	250	249,375
Huish Detergents, Inc.	5.500	03/23/20	489	468,470
Libbey Glass, Inc.	3.750	04/09/21	350	348,250
NVA Holdings, Inc.	4.750	08/14/21	500	499,584
Prestige Brands, Inc.	4.500	09/03/21	500	500,875
ServiceMaster Co.	4.250	07/01/21	575	570,328
Spin Holdco, Inc.	4.250	11/14/19	174	172,300
SRAM Corp.	4.000	04/10/20	321	316,489
Tempur-Pedic International, Inc.	3.500	03/18/20	414	411,864
Travelport LLC	6.250	06/26/19	156	158,305
Water Pik, Inc.	5.750	07/08/20	248	248,125

				6,901,753

Electric 2.5%
Bayonne Energy Center LLC	4.500	08/19/21	600	601,500
Energy Future Intermediate Holding Co. LLC	4.250	06/20/16	500	501,459
Intergen NV (original cost $504,158; purchased 06/07/13)(b)(c)	5.500	06/15/20	520	519,100
Star West Generation LLC	4.250	03/13/20	483	483,736
TPF Generation Holdings LLC	4.750	12/31/17	421	407,470
USIC Holdings, Inc.	4.000	07/10/20	371	367,538

				2,880,803

Energy - Other 5.0%
American Energy Marcellus LLC	5.250	08/04/20	500	500,416
American Energy Marcellus LLC	8.500	08/04/21	300	301,750

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Energy - Other (cont’d.)
Citgo Petroleum Corp.	4.500%	07/29/21	250	$251,094
Drillships Financing Holding, Inc.	5.500	07/26/21	175	175,729
Drillships Financing Holding, Inc.	6.000	03/31/21	373	374,795
Expro Holdings 3 Ltd. (United Kingdom)	5.750	09/02/21	400	399,667
Fairmount Minerals Ltd.	3.731	03/15/17	99	99,349
Fairmount Minerals Ltd.	4.500	09/05/19	248	248,497
Fieldwood Energy LLC	8.375	09/30/20	500	509,271
Floatel Delaware LLC	6.000	06/29/20	374	374,998
Freif North American Power I LLC	4.750	03/29/19	226	227,910
FTS International, Inc.	5.750	04/16/21	327	328,858
HGIM Corp.	5.500	06/18/20	372	371,024
Pacific Drilling SA (Luxembourg)	4.500	06/01/18	520	518,938
Power Buyer LLC	4.250	05/06/20	308	301,840
Power Buyer LLC	4.250	05/06/20	16	16,036
Samson Investment Co.	5.000	09/25/18	300	296,679
Seadrill Operating LP (United Kingdom)	4.000	02/19/21	498	489,208

				5,786,059

Foods 3.6%
Albertsons Holdings LLC	5.000	08/23/19	400	399,417
Albertsons Holdings LLC	5.500	08/25/21	550	550,114
ARAMARK Corp.	3.250	09/09/19	249	246,258
Big Heart Pet Brands, Inc.	3.500	03/09/20	374	367,208
DS Waters of America, Inc. (original cost $171,951; purchased 08/19/13)(b)(c)	5.250	08/31/20	174	174,339
GFA Brands, Inc./UHF Acquisition Corp.	4.500	07/09/20	248	247,624
Mill US Acquisition, LLC	4.750	07/03/20	423	419,194
New Albertsons, Inc.	4.750	06/27/21	250	248,516
Roundy’s Supermarkets, Inc.	5.750	03/03/21	673	640,657
Stater Bros. Markets	4.750	05/12/21	500	500,312
Viskase Cos., Inc.	4.250	01/30/21	398	393,643

				4,187,282

Gaming 3.9%
Affinity Gaming LLC	5.250	11/09/17	114	113,787
Boyd Gaming Corp.	4.000	08/14/20	483	479,502
Caesars Entertainment Operating Co., Inc.	6.948	03/01/17	179	165,644
Caesars Entertainment Resort Properties LLC	7.000	10/11/20	498	488,083
Cannery Casino Resorts LLC	6.000	10/02/18	235	235,438

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	13

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Gaming (cont’d.)
CCM Merger, Inc. (original cost $446,625; purchased 07/30/14)(b)(c)	4.500%	08/06/21	450	$449,063
CityCenter Holdings LLC	4.250	10/16/20	1,137	1,134,592
Golden Nugget, Inc.	5.500	11/21/19	746	754,645
Station Casinos LLC	4.250	03/02/20	287	285,730
Yonkers Racing Corp.	4.250	08/20/19	391	367,189

				4,473,673

Health Care & Pharmaceutical 9.5%
Alliance HealthCare Services, Inc.	4.250	06/03/19	743	739,161
Amneal Pharmaceuticals LLC	6.000	11/01/19	347	348,823
Boston Luxembourg III SARL	4.000	08/28/19	247	246,410
Carecore National LLC	5.500	03/05/21	324	325,606
Catalent Pharma Solutions, Inc.	4.500	05/20/21	670	669,761
Catalent Pharma Solutions, Inc.	6.500	12/29/17	146	146,639
CeramTec Acquisition Corp. (Germany)	4.250	08/30/20	591	589,607
Community Health Systems, Inc.	4.250	01/27/21	1,244	1,246,665
IASIS Healthcare Corp.	4.500	05/03/18	489	488,319
IMS Health, Inc.	3.500	03/17/21	723	714,374
MPH Acquisition Holdings LLC	4.000	03/31/21	462	459,350
Ortho Clinical Diagnostics	4.750	06/30/21	750	749,167
Par Pharmaceutical Cos., Inc.	4.000	09/30/19	394	391,478
Patheon Pharmaceuticals, Inc.	4.250	03/11/21	500	495,104
Pharmedium Healthcare Corp.	4.250	01/28/21	292	286,158
PRA Holdings	4.500	09/23/20	620	618,503
RadNet Management, Inc.	4.250	10/10/18	293	291,573
RadNet Management, Inc.	8.000	03/25/21	225	226,125
Salix Pharmaceuticals Ltd.	4.250	01/02/20	488	487,703
STHI Holdings Corp.	4.500	08/06/21	225	224,250
Surgery Center Holdings, Inc.	5.250	07/24/20	275	274,656
Truven Health Analytics, Inc.	4.500	06/06/19	98	97,519
Valeant Pharmaceuticals International, Inc.	3.750	08/05/20	796	792,963

				10,909,914

Insurance 2.3%
AmWINS Group, Inc.	5.000	09/06/19	246	245,945
Asurion LLC	5.000	05/24/19	470	471,555
CCC Information Services, Inc.	4.000	12/20/19	321	318,654

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Insurance (cont’d.)
HUB International Ltd.	4.750%	10/02/20	695	$688,506
Sedgwick Claims Management Services, Inc.	3.750	03/01/21	648	635,712
Sedgwick Claims Management Services, Inc.	6.750	02/28/22	250	247,656

				2,608,028

Lodging 0.9%
Great Wolf Resorts, Inc.	4.500	08/06/20	297	295,794
Playa Resorts Holding BV (Netherlands)	4.000	08/09/19	447	444,392
RHP Hotel Properties LP	3.750	01/15/21	250	249,922

				990,108

Media & Entertainment 5.9%
Cengage Learning Acquisition, Inc.	7.000	03/31/20	524	526,847
Clear Channel Communications, Inc.	3.884	01/29/16	500	496,458
ClubCorp Club Operations, Inc.	4.000	07/24/20	300	297,375
Cumulus Media Holdings, Inc.	4.250	12/23/20	246	245,004
Delta 2 SARL (Luxembourg)	4.750	07/30/21	275	273,195
EMI Group North America Holdings, Inc.	3.750	06/29/18	330	326,835
Emmis Operating Co.	5.750	06/10/21	225	224,437
Entravision Communications Corp.	3.500	05/29/20	241	236,629
Getty Images, Inc.	4.750	10/18/19	493	464,523
Ion Media Networks, Inc.	5.000	12/18/20	249	249,061
Learfield Communications, Inc.	4.500	10/09/20	498	497,500
Media Gen, Inc.	4.250	07/31/20	557	556,147
Mood Media Corp.	7.000	05/01/19	44	43,591
NEP Broadcasting LLC	9.500	07/22/20	57	58,000
NEP/NCP Holdco, Inc.	4.250	01/22/20	494	490,059
RentPath, Inc. (original cost $315,315; purchased 05/22/13)(b)(c)	6.250	05/29/20	322	323,761
SuperMedia, Inc.	12.000	12/30/16	417	358,987
Tribune Publishing Co.	5.750	08/04/21	200	199,500
Univision Communications, Inc. (original cost $855,735; purchased 12/08/11 - 09/19/13)(b)(c)	4.000	03/01/20	890	883,635

				6,751,544

Metals & Mining 1.7%
Alpha Natural Resources, Inc.	3.500	05/22/20	494	467,520
Arch Coal, Inc.	6.250	05/16/18	368	357,336

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	15

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Metals & Mining (cont’d.)
Oxbow Carbon LLC	8.000%	01/17/20	225	$227,953
Peabody Energy Corp.	4.250	09/24/20	496	492,900
Phoenix Services International LLC	6.000	06/30/17	99	99,247
Walter Energy, Inc.	7.250	04/02/18	288	273,314

				1,918,270

Non-Captive Finance 2.3%
Altisource Solutions SARL (Luxembourg)	4.500	12/09/20	346	331,808
Electronic Funds Source	5.500	05/29/21	150	150,563
Electronic Funds Source	8.500	05/29/22	175	173,906
Guggenheim Partners Investment Management	4.250	07/22/20	372	370,094
Infinity Acquisition LLC	4.250	08/06/21	275	272,594
National Financial Partners Corp.	4.500	07/01/20	248	246,263
Onsite Rental Group Operation Pty. Ltd.	5.500	07/30/21	225	222,750
RCS Capital Corp.	6.500	04/29/19	375	378,047
SNL Financial LC	4.500	10/23/18	355	355,286
Winebow Holdings, Inc.	4.750	07/01/21	200	199,500

				2,700,811

Other Industry 3.1%
Alix Partners LLP	4.000	07/10/20	494	491,744
Alliance Laundry Holdings LLC	9.500	12/10/19	205	205,824
Allied Security Holdings LLC	4.250	02/12/21	499	495,223
Allied Security Holdings LLC	7.048	08/13/21	250	247,916
American Tire Distributors, Inc.	5.750	06/01/18	249	248,870
AVSC Holding Corp.	4.500	01/25/21	274	273,798
Brickman Group Holdings, Inc.	4.000	12/18/20	473	464,550
Expert Global Solutions, Inc.	8.500	04/03/18	143	143,021
Laureate Education, Inc.	5.000	06/18/18	246	239,131
MH Sub I LLC/Micro Holdings Corp.	5.000	07/08/21	20	19,596
Minerals Technologies, Inc.	4.000	05/07/21	500	499,219
University Support Services LLC	5.750	08/06/21	250	250,626

				3,579,518

Packaging 1.7%
Ardagh Holdings USA, Inc. (Luxembourg)	4.000	12/17/19	499	495,425
Bway Holding Co.	5.500	08/14/20	575	579,672
Exopack Holdings SA (Luxembourg)	5.250	05/08/19	249	250,616
Signode Industrial Group US, Inc.	4.000	05/01/21	356	352,222

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Packaging (cont’d.)
Tricorbraun, Inc. (original cost $236,589; purchased 04/30/12)(b)(c)	4.000%	05/03/18	238	$236,571

				1,914,506

Paper 0.2%
Appvion, Inc.	5.750	06/28/19	272	271,683

Pipelines & Other 0.4%
Atlas Energy LP	6.500	07/31/19	496	498,731

Real Estate 0.6%
Realogy Group LLC	3.750	03/05/20	247	245,136
Starwood Property Trust, Inc.	3.500	04/17/20	496	491,126

				736,262

Restaurants 1.2%
CEC Entertainment, Inc.	4.250	02/12/21	723	716,679
Dave & Busters, Inc.	4.500	07/25/20	600	598,000

				1,314,679

Retailers 3.0%
Bass Pro Group LLC	3.750	11/20/19	242	240,274
Bauer Performance Sports Ltd.	4.000	04/15/21	184	182,497
Burlington Coat Factory Warehouse Corp.	4.250	08/13/21	275	272,250
Harbor Freight Tools USA, Inc.	4.750	07/26/19	365	365,270
Lands’ End, Inc.	4.250	04/05/21	150	148,066
Leslie’s Poolmart, Inc.	4.250	10/16/19	242	240,224
Michaels Stores, Inc.	4.000	01/28/20	500	496,458
Neiman Marcus Group Ltd. LLC	4.250	10/25/20	620	615,358
Rite Aid Corp.	5.750	08/21/20	375	379,219
Sears Roebuck Acceptance Corp.	5.500	06/30/18	496	496,427

				3,436,043

Technology 11.3%
ACTIVE Network, Inc.	5.500	11/13/20	249	247,740
Applied Systems, Inc.	4.250	01/25/21	199	198,403
Applied Systems, Inc.	7.500	01/24/22	150	150,844
Avaya, Inc.	4.733	10/26/17	435	422,704
Avaya, Inc.	6.500	03/30/18	197	196,744

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	17

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Technology (cont’d.)
Blackboard, Inc.	4.750%	10/04/18	442	$441,798
BMC Software Finance, Inc.	5.000	09/10/20	432	430,437
Ceridian Corp.	4.157	05/09/17	237	236,535
Ceridian Corp.	4.500	09/20/20	247	246,830
CompuCom Systems, Inc.	4.250	05/11/20	286	279,055
Custom Sensors & Technology, Inc.	4.500	06/19/21	125	124,844
Deltek, Inc. (original cost $365,681; purchased 10/04/12)(b)(c)	4.500	10/10/18	369	367,898
Eastman Kodak Co.	7.250	09/03/19	248	249,047
Evergreen Skills SARL (Luxembourg)	4.500	04/28/21	500	492,500
Evergreen Skills SARL (Luxembourg)	7.750	04/28/22	200	195,000
Evertec Group LLC	3.500	04/17/20	272	267,599
First Data Corp.	3.734	09/24/18	500	493,750
Freescale Semiconductor, Inc.	4.250	02/28/20	737	734,679
Freescale Semiconductor, Inc.	5.000	01/15/21	496	497,180
Go Daddy Operating Co. LLC	4.750	05/13/21	375	373,192
Hyland Software, Inc.	4.750	02/19/21	247	247,087
Interactive Data Corp.	4.750	05/03/21	150	150,263
Internet Brands	5.000	07/08/21	180	180,279
IPC Systems Inc.	6.000	11/09/20	500	500,625
Kronos, Inc.	4.500	10/30/19	493	493,308
Kronos, Inc.	9.750	04/30/20	449	460,382
MMI International Ltd.	7.250	11/20/18	76	75,869
P2 Upstream Acquisition Co.	5.000	10/30/20	249	248,905
Pinnacle US Acquisition Co. Ltd.	4.750	07/30/19	246	244,670
Presidio, Inc.	5.000	03/31/17	242	241,481
RBS WorldPay, Inc.	4.500	11/29/19	496	492,528
RBS WorldPay, Inc.	4.750	11/29/19	475	475,712
Sophia LP	4.000	07/19/18	139	137,637
Sungard Availability Services Capital, Inc.	6.000	03/29/19	374	367,984
Syniverse Holdings, Inc.	4.000	04/23/19	482	477,214
TransUnion LLC	4.000	04/09/21	798	794,608
Ultima US Holdings LLC	5.500	07/02/20	274	273,625
Vantiv LLC	3.750	06/11/21	550	548,281

				13,057,237

Telecommunications 1.8%
Global Tel*Link Corp.	5.000	05/22/20	318	315,821
Level 3 Finance, Inc.	4.000	01/15/20	1,000	996,000

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Telecommunications (cont’d.)
LTS Buyer LLC	4.000%	04/13/20	99	$98,381
Mitel Networks Corp. (Canada)	5.250	01/31/20	214	214,610
XO Communications LLC	4.250	03/20/21	399	397,789

				2,022,601

Transportation 1.0%
Navios Maritime Partners LP	5.250	06/27/18	396	400,013
OSG Bulk Ships, Inc.	5.250	08/05/19	250	250,781
Pilot Travel Centers LLC	3.750	03/30/18	494	493,086

				1,143,880

TOTAL BANK LOANS (cost $104,109,790)				104,240,174

CORPORATE BONDS 4.9%

Building Materials & Construction 0.4%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.000	01/11/18	375	399,375

Chemicals 0.4%
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500	04/15/21	170	168,725
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750	03/31/20	300	330,000

				498,725

Consumer 0.3%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/21	250	236,875
Service Corp. International, Sr. Unsec’d. Notes	5.375	01/15/22	125	129,375

				366,250

Energy - Other 0.3%
Hercules Offshore, Inc., Gtd. Notes, 144A	7.500	10/01/21	75	70,875
SESI LLC, Gtd. Notes	7.125	12/15/21	250	281,875

				352,750

Foods 0.3%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	350	358,750

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	19

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Gaming 0.2%
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	250	$259,375

Health Care & Pharmaceutical 0.5%
CHS/Community Health Systems, Inc., Gtd. Notes	8.000	11/15/19	375	407,812
Mallinckrodt International Finance SA, Gtd. Notes(b)	4.750	04/15/23	200	189,000

				596,812

Media & Entertainment 0.4%
AMC Entertainment, Inc., Gtd. Notes	9.750	12/01/20	200	224,500
Cinemark USA, Inc., Gtd. Notes	5.125	12/15/22	250	254,063

				478,563

Packaging 0.3%
Silgan Holdings, Inc., Sr. Unsec’d. Notes	5.500	02/01/22	300	310,500

Pipelines & Other 0.3%
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750	09/01/20	300	322,500

Real Estate Investment Trusts 0.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	6.000	10/15/21	300	316,500
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes, 144A	5.875	06/01/21	125	126,875
Felcor Lodging LP, Sr. Sec’d. Notes	5.625	03/01/23	350	354,375
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500	02/01/21	250	260,312

				1,058,062

Retailers 0.1%
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $98,618; purchased 06/06/13)(b)(c)	9.250	06/15/21	100	109,500

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology 0.5%
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	332	$354,410
SunGard Data Systems, Inc., Gtd. Notes	7.625	11/15/20	175	188,344

				542,754

TOTAL CORPORATE BONDS (cost $5,550,894)				5,653,916

TOTAL LONG-TERM INVESTMENTS (cost $111,880,472)				112,099,200

			Shares
SHORT-TERM INVESTMENT 7.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $9,023,534)(d)			9,023,534	9,023,534

TOTAL INVESTMENTS 105.2% (cost $120,904,006; Note 5)				121,122,734
Liabilities in excess of other assets (5.2)%				(6,034,867)

NET ASSETS 100.0%				$115,087,867

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO—Collateralized Loan Obligation

PIK—Payment-in-Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2014.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $4,885,049. The aggregate value of $4,950,887 is approximately 4.3% of net assets.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	21

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities Collateralized Loan Obligations	$—	$2,205,110	$—
Bank Loans	—	96,618,768	7,621,406
Corporate Bonds	—	5,653,916	—
Affiliated Money Market Mutual Fund	9,023,534	—	—

Total	$9,023,534	$104,477,794	$7,621,406

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Collateralized Loan Obligations
Balance as of 2/28/14	$6,542,267	$1,741,780
Realized gain (loss)	7,062	—
Change in unrealized appreciation (depreciation)*	(160,821)	—
Purchases	3,302,560	—
Sales	(1,451,845)	—
Accrued discount/premium	2,088	—
Transfers into Level 3	2,319,925	—
Transfers out of Level 3	(2,939,830)	(1,741,780)

Balance as of 8/31/14	$7,621,406	$—

*	Of which, $(34,397) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 6 bank loans

See Notes to Financial Statements.

22

transferred into Level 3 as a result of using a single broker quote and 11 bank loans and 3 collateralized loan obligations transferred out of Level 3 as a result of no longer using single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below.

Investments in Securities	Fair Value August 31, 2014	Valuation Methodologies	Unobservable Input(s)	Range (Weighted Average)
Bank Loans	$7,621,406	Market Approach	Single broker indicative quote	$83.50 - $100.88 ($99.00)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2014 was as follows:

Technology	11.8%
Health Care & Pharmaceutical	10.0
Affiliated Money Market Mutual Fund	7.8
Capital Goods	7.3
Chemicals	6.4
Consumer	6.3
Media & Entertainment	6.3
Energy - Other	5.3
Gaming	4.1
Foods	3.9
Other Industry	3.1
Retailers	3.1
Automotive	2.7
Electric	2.5
Non-Captive Finance	2.3
Building Materials & Construction	2.3
Insurance	2.3
Packaging	2.0
Aerospace & Defense	1.9
Collateralized Loan Obligations	1.9
Telecommunications	1.8
Metals & Mining	1.7
Brokerage	1.6
Restaurants	1.2
Transportation	1.0
Lodging	0.9
Real Estate Investment Trusts	0.9
Cable	0.8
Pipelines & Other	0.7
Real Estate	0.6
Airlines	0.3
Banking	0.2
Paper	0.2

105.2
Liabilities in excess of other assets	(5.2)

100.0%

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	23

Statement of Assets & Liabilities

as of August 31, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $111,880,472)	$112,099,200
Affiliated investments (cost $9,023,534)	9,023,534
Cash	109,799
Receivable for investments sold	2,798,402
Dividends and interest receivable	632,596
Receivable for Fund shares sold	112,047
Prepaid expenses	1,375

Total assets	124,776,953

Liabilities
Payable for investments purchased	9,066,697
Payable for Fund shares reacquired	335,431
Accrued expenses	211,287
Distribution fee payable	33,002
Dividends payable	21,827
Management fee payable	19,192
Affiliated transfer agent fee payable	1,650

Total liabilities	9,689,086

Net Assets	$115,087,867

Net assets were comprised of:
Common stock, at par	$113,843
Paid-in capital in excess of par	114,502,074

114,615,917
Undistributed net investment income	251,714
Accumulated net realized gain on investment transactions	1,508
Net unrealized appreciation on investments	218,728

Net Assets, August 31, 2014	$115,087,867

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share
($26,595,028 ÷ 2,633,431 shares of common stock issued and outstanding)	$10.10
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.44

Class C
Net asset value, offering price and redemption price per share
($32,314,640 ÷ 3,196,580 shares of common stock issued and outstanding)	$10.11

Class Z
Net asset value, offering price and redemption price per share
($56,178,199 ÷ 5,554,286 shares of common stock issued and outstanding)	$10.11

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	25

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net Investment Income
Income
Interest income	$2,945,555
Affiliated dividend income	2,472

Total income	2,948,027

Expenses
Management fee	390,415
Distribution fee—Class A	47,276
Distribution fee—Class C	162,510
Custodian’s fees and expenses	194,000
Transfer agent’s fees and expenses (including affiliated expense of $4,800)	43,000
Registration fees	28,000
Audit fee	27,000
Shareholders’ reports	15,000
Legal fees and expenses	10,000
Directors’ fees	8,000
Insurance expenses	1,000
Loan interest expense	169
Miscellaneous	6,802

Total expenses	933,172
Less: Management fee waiver and/or expense reimbursement	(221,806)
Distribution fee waiver—Class A	(7,879)

Net expenses	703,487

Net investment income	2,244,540

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	3,708
Net change in unrealized appreciation (depreciation) on investments	(908,274)

Net loss on investment transactions	(904,566)

Net Increase In Net Assets Resulting From Operations	$1,339,974

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2014	Year Ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$2,244,540	$3,481,964
Net realized gain on investment transactions	3,708	479,149
Net change in unrealized appreciation (depreciation) on investments	(908,274)	315,198

Net increase in net assets resulting from operations	1,339,974	4,276,311

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(578,491)	(1,123,745)
Class C	(475,253)	(595,493)
Class Z	(932,242)	(1,641,416)

	(1,985,986)	(3,360,654)

Distributions from net realized gains
Class A	(68,977)	(102,697)
Class C	(68,939)	(93,203)
Class Z	(94,348)	(125,358)

	(232,264)	(321,258)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	27,285,812	124,474,293
Net asset value of shares issued in reinvestment of dividends and distributions	2,049,932	3,469,070
Cost of shares reacquired	(26,811,567)	(74,445,928)

Net increase in net assets from Fund share transactions	2,524,177	53,497,435

Total increase	1,645,901	54,091,834

Net Assets:
Beginning of period	113,441,966	59,350,132

End of period	$115,087,867	$113,441,966

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	27

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 14 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of two funds: Prudential Floating Rate Income Fund (the “Fund”) and Prudential Government Income Fund. These financial statements relate to Prudential Floating Rate Income Fund. Investment operations of the Fund commenced on March 30, 2011. The Fund’s primary investment objective is to maximize current income. The secondary investment objective is to seek capital appreciation when consistent with the Fund’s primary investment objective.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of

28

the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Floating Rate Income Fund	29

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

30

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and

Prudential Floating Rate Income Fund	31

Notes to Financial Statements

(Unaudited) continued

accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Payment in Kind Securities: The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions of net realized capital gains, if any, are paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

32

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .70% of the average daily net assets of the Fund. Effective July 1, 2014 PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) of each class of shares to .80% of the Fund’s average daily net assets until June 30, 2015. Prior to this agreement, PI contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .95% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares through June 30, 2015.

PIMS has advised the Fund that it has received $41,918 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Floating Rate Income Fund	33

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that for the six months ended August 31, 2014, it received $3,034 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended August 31, 2014 were $46,850,710 and $47,053,396, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of August 31, 2014 were as follows:

Tax Basis	$120,885,941

Appreciation	708,589
Depreciation	(471,796)

Net Unrealized Appreciation	$236,793

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is

34

required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1% effective October 1, 2012, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 900 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock, each of which consists of 300,000,000 authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2014:
Shares sold	580,275	$5,887,324
Shares issued in reinvestment of dividends and distributions	57,522	583,162
Shares reacquired	(856,791)	(8,695,247)

Net increase (decrease) in shares outstanding before conversion	(218,994)	(2,224,761)
Shares issued upon conversion from Class Z	2,632	26,785
Shares reacquired upon conversion into Class Z	(510,914)	(5,189,802)

Net increase (decrease) in shares outstanding	(727,276)	$(7,387,778)

Year ended February 28, 2014:
Shares sold	3,599,548	$36,486,238
Shares issued in reinvestment of dividends and distributions	111,181	1,128,586
Shares reacquired	(2,310,406)	(23,469,518)

Net increase (decrease) in shares outstanding before conversion	1,400,323	14,145,306
Shares issued upon conversion from Class Z	2,258	22,935
Shares reacquired upon conversion into Class Z	(221,205)	(2,253,902)

Net increase (decrease) in shares outstanding	1,181,376	$11,914,339

Prudential Floating Rate Income Fund	35

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended August 31, 2014:
Shares sold	585,395	$5,942,698
Shares issued in reinvestment of dividends and distributions	50,945	516,918
Shares reacquired	(536,690)	(5,449,948)

Net increase (decrease) in shares outstanding before conversion	99,650	1,009,668
Shares reacquired upon conversion into Class Z	(58,333)	(592,188)

Net increase (decrease) in shares outstanding	41,317	$417,480

Year ended February 28, 2014:
Shares sold	3,004,593	$30,505,554
Shares issued in reinvestment of dividends and distributions	65,393	664,611
Shares reacquired	(642,720)	(6,532,452)

Net increase (decrease) in shares outstanding before conversion	2,427,266	24,637,713
Shares reacquired upon conversion into Class Z	(2,498)	(25,402)

Net increase (decrease) in shares outstanding	2,424,768	$24,612,311

Class Z
Six months ended August 31, 2014:
Shares sold	1,521,548	$15,455,790
Shares issued in reinvestment of dividends and distributions	93,586	949,852
Shares reacquired	(1,245,342)	(12,666,372)

Net increase (decrease) in shares outstanding before conversion	369,792	3,739,270
Shares issued upon conversion from Class A and Class C	568,724	5,781,990
Shares reacquired upon conversion into Class A	(2,629)	(26,785)

Net increase (decrease) in shares outstanding	935,887	$9,494,475

Year ended February 28, 2014:
Shares sold	5,656,419	$57,482,501
Shares issued in reinvestment of dividends and distributions	164,876	1,675,873
Shares reacquired	(4,372,743)	(44,443,958)

Net increase (decrease) in shares outstanding before conversion	1,448,552	14,714,416
Shares issued upon conversion from Class A and Class C	223,484	2,279,304
Shares reacquired upon conversion into Class A	(2,254)	(22,935)

Net increase (decrease) in shares outstanding	1,669,782	$16,970,785

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

36

capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through October 8, 2014. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the period end, the SCA has been renewed effective October 9, 2014 and will continue to provide a commitment of $900 million through October 8, 2015. Effective October 9, 2014, the Funds pay an annualized commitment fee of .075% of the unused portion of the SCA.

The Fund utilized the SCA during the six months ended August 31, 2014. The Fund had an average outstanding balance of $433,600 for 10 days at an average interest rate of 1.40%. At August 31, 2014, the Fund did not have an outstanding loan amount.

Prudential Floating Rate Income Fund	37

Financial Highlights

Class A Shares
	Six Months Ended August 31,		Year Ended February 28,		March 30, 2011(a) through February 29,
	2014		2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.18		$10.12	$9.89	$10.00
Income (loss) from investment operations:
Net investment income	.22		.37	.43	.35
Net realized and unrealized gain (loss) on investment transactions	(.09)		.08	.26	(.09)
Total from investment operations	.13		.45	.69	.26
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.36)	(.42)	(.37)
Distributions from net realized gains	(.02)		(.03)	(.04)	-	(b)
Total dividends and distributions	(.21)		(.39)	(.46)	(.37)
Net asset value, end of period	$10.10		$10.18	$10.12	$9.89
Total Return(c):	1.26%		4.53%	7.11%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,595		$34,211	$22,059	$5,136
Average net assets (000)	$31,259		$31,911	$12,454	$2,434
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.15%	(e)	1.20%	1.20%	1.20%	(e)
Expenses before waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.92%	2.45%	(e)
Net investment income	4.14%	(e)	3.65%	4.35%	4.10%	(e)
Portfolio turnover rate	43%	(f)	82%	106%	163%	(f)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended August 31,		Year Ended February 28,		March 30, 2011(a) through February 29,
	2014		2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.19		$10.13	$9.90	$10.00
Income (loss) from investment operations:
Net investment income	.17		.29	.36	.28
Net realized and unrealized gain (loss) on investment transactions	(.08)		.08	.26	(.08)
Total from investment operations	.09		.37	.62	.20
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.28)	(.35)	(.30)
Distributions from net realized gains	(.02)		(.03)	(.04)	-	(b)
Total dividends and distributions	(.17)		(.31)	(.39)	(.30)
Net asset value, end of period	$10.11		$10.19	$10.13	$9.90
Total Return(c):	.88%		3.74%	6.29%	2.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,315		$32,149	$7,403	$1,742
Average net assets (000)	$32,236		$21,337	$2,997	$1,235
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.90%	(e)	1.95%	1.95%	1.95%	(e)
Expenses before waivers and/or expense reimbursement	2.30%	(e)	2.35%	2.62%	3.15%	(e)
Net investment income	3.39%	(e)	2.91%	3.57%	3.43%	(e)
Portfolio turnover rate	43%	(f)	82%	106%	163%	(f)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	39

Financial Highlights

continued

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28,		March 30, 2011(a) through February 29,
	2014		2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.19		$10.14	$9.91	$10.00
Income (loss) from investment operations:
Net investment income	.22		.40	.46	.37
Net realized and unrealized gain (loss) on investment transactions	(.08)		.06	.26	(.07)
Total from investment operations	.14		.46	.72	.30
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.38)	(.45)	(.39)
Distributions from net realized gains	(.02)		(.03)	(.04)	-	(b)
Total dividends and distributions	(.22)		(.41)	(.49)	(.39)
Net asset value, end of period	$10.11		$10.19	$10.14	$9.91
Total Return(c):	1.39%		4.68%	7.36%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,178		$47,082	$29,889	$27,488
Average net assets (000)	$47,140		$44,076	$27,983	$25,812
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.90%	(e)	.95%	.95%	.95%	(e)
Expenses before waivers and/or expense reimbursement	1.30%	(e)	1.31%	1.62%	2.15%	(e)
Net investment income	4.39%	(e)	3.85%	4.63%	4.08%	(e)
Portfolio turnover rate	43%	(f)	82%	106%	163%	(f)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

40

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Floating Rate Income Fund (the “Fund”)1 consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the Directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

Prudential Floating Rate Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI for the year ended December 31, 2013 exceeded the management fees received by PI, resulting in an operating loss to PI. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

In 2013, PI and the Board retained an outside business consulting firm, in order to assist the Board in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the Funds’ management fee structures were presented to the Board and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Board and PI over the following two quarters.

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Prudential Floating Rate Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2013. The Board considered that the Fund commenced operations on March 30, 2011 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2013. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Loan Participation Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be

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applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index for the one-year period.
•

The Board and PI agreed to enhance the existing expense cap of 0.95% so that the Fund’s total operating expenses do not exceed 0.80% (exclusive of 12b-1 fees and certain other fees) through June 30, 2015

•

The Board concluded that, in light of the Fund’s competitive performance against its benchmark index and Peer Universe, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

Prudential Floating Rate Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Floating Rate Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	FRFAX	FRFCX	FRFZX
CUSIP	74439V602	74439V701	74439V800

MF211E2    0268496-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 20, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	October 20, 2014